Distribution Date:	08/17/26	CSAIL 2018-CX11 Commercial Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-CX11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark		ahundertmark@argenticservices.com
			740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12652UAQ2	2.888300%	30,370,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12652UAR0	3.818400%	50,930,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12652UAS8	4.094500%	61,244,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12652UAT6	3.765900%	158,100,000.00	78,963,199.37	0.00	247,806.26	0.00	0.00	247,806.26	78,963,199.37	39.64%	30.00%
A-5	12652UAU3	4.033100%	329,412,000.00	329,412,000.00	0.00	1,107,126.28	0.00	0.00	1,107,126.28	329,412,000.00	39.64%	30.00%
A-SB	12652UAV1	4.033900%	36,952,000.00	4,911,620.75	0.00	16,510.82	0.00	0.00	16,510.82	4,911,620.75	39.64%	30.00%
A-S	12652UAY5	4.251100%	78,611,000.00	78,611,000.00	0.00	278,486.02	0.00	0.00	278,486.02	78,611,000.00	28.16%	21.75%
B	12652UAZ2	4.452300%	39,306,000.00	39,306,000.00	0.00	145,835.09	0.00	0.00	145,835.09	39,306,000.00	22.42%	17.63%
C	12652UBA6	4.663468%	41,688,000.00	41,688,000.00	0.00	162,008.88	0.00	0.00	162,008.88	41,688,000.00	16.33%	13.25%
D	12652UAC3	2.750000%	30,968,000.00	30,968,000.00	0.00	70,968.33	0.00	0.00	70,968.33	30,968,000.00	11.80%	10.00%
E-RR	12652UAF6	4.663468%	19,058,000.00	19,058,000.00	0.00	74,063.65	0.00	0.00	74,063.65	19,058,000.00	9.02%	8.00%
F-RR	12652UAH2	4.663468%	23,822,000.00	23,822,000.00	0.00	62,485.17	0.00	0.00	62,485.17	23,822,000.00	5.54%	5.50%
G-RR*	12652UAK5	4.663468%	9,528,000.00	9,528,000.00	0.00	0.00	0.00	0.00	0.00	9,528,000.00	4.15%	4.50%
NR-RR	12652UAM1	4.663468%	42,879,784.00	31,472,213.67	0.00	0.00	0.00	3,065,538.46	0.00	28,406,675.21	0.00%	0.00%
Z	12652UBC2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12652UAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			952,868,784.00	687,740,033.79	0.00	2,165,290.50	0.00	3,065,538.46	2,165,290.50	684,674,495.33

X-A	12652UAW9	0.638414%	745,619,000.00	491,897,820.12	0.00	261,695.47	0.00	0.00	261,695.47	491,897,820.12
X-B	12652UAX7	0.102479%	80,994,000.00	80,994,000.00	0.00	6,916.81	0.00	0.00	6,916.81	80,994,000.00
X-D	12652UAA7	1.913468%	30,968,000.00	30,968,000.00	0.00	49,380.24	0.00	0.00	49,380.24	30,968,000.00
Notional SubTotal			857,581,000.00	603,859,820.12	0.00	317,992.52	0.00	0.00	317,992.52	603,859,820.12

Deal Distribution Total					0.00	2,483,283.02	0.00	3,065,538.46	2,483,283.02

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12652UAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12652UAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12652UAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12652UAT6	499.45097641	0.00000000	1.56740202	0.00000000	0.00000000	0.00000000	0.00000000	1.56740202	499.45097641
A-5	12652UAU3	1,000.00000000	0.00000000	3.36091666	0.00000000	0.00000000	0.00000000	0.00000000	3.36091666	1,000.00000000
A-SB	12652UAV1	132.91894214	0.00000000	0.44681803	0.00000000	0.00000000	0.00000000	0.00000000	0.44681803	132.91894214
A-S	12652UAY5	1,000.00000000	0.00000000	3.54258335	0.00000000	0.00000000	0.00000000	0.00000000	3.54258335	1,000.00000000
B	12652UAZ2	1,000.00000000	0.00000000	3.71025009	0.00000000	0.00000000	0.00000000	0.00000000	3.71025009	1,000.00000000
C	12652UBA6	1,000.00000000	0.00000000	3.88622337	0.00000000	0.00000000	0.00000000	0.00000000	3.88622337	1,000.00000000
D	12652UAC3	1,000.00000000	0.00000000	2.29166656	0.00000000	0.00000000	0.00000000	0.00000000	2.29166656	1,000.00000000
E-RR	12652UAF6	1,000.00000000	0.00000000	3.88622363	0.00000000	0.00000000	0.00000000	0.00000000	3.88622363	1,000.00000000
F-RR	12652UAH2	1,000.00000000	0.00000000	2.62300269	1.26322097	1.26322097	0.00000000	0.00000000	2.62300269	1,000.00000000
G-RR	12652UAK5	1,000.00000000	0.00000000	0.00000000	3.88622376	5.98711692	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	12652UAM1	733.96390406	0.00000000	0.00000000	2.85234786	44.84329539	0.00000000	71.49146227	0.00000000	662.47244179
Z	12652UBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12652UAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12652UAW9	659.71738934	0.00000000	0.35097747	0.00000000	0.00000000	0.00000000	0.00000000	0.35097747	659.71738934
X-B	12652UAX7	1,000.00000000	0.00000000	0.08539904	0.00000000	0.00000000	0.00000000	0.00000000	0.08539904	1,000.00000000
X-D	12652UAA7	1,000.00000000	0.00000000	1.59455696	0.00000000	0.00000000	0.00000000	0.00000000	1.59455696	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	247,806.26	0.00	247,806.26	0.00	0.00	0.00	247,806.26	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,107,126.28	0.00	1,107,126.28	0.00	0.00	0.00	1,107,126.28	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	16,510.82	0.00	16,510.82	0.00	0.00	0.00	16,510.82	0.00
X-A	07/01/26 - 07/30/26	30	0.00	261,695.47	0.00	261,695.47	0.00	0.00	0.00	261,695.47	0.00
X-B	07/01/26 - 07/30/26	30	0.00	6,916.81	0.00	6,916.81	0.00	0.00	0.00	6,916.81	0.00
X-D	07/01/26 - 07/30/26	30	0.00	49,380.24	0.00	49,380.24	0.00	0.00	0.00	49,380.24	0.00
A-S	07/01/26 - 07/30/26	30	0.00	278,486.02	0.00	278,486.02	0.00	0.00	0.00	278,486.02	0.00
B	07/01/26 - 07/30/26	30	0.00	145,835.09	0.00	145,835.09	0.00	0.00	0.00	145,835.09	0.00
C	07/01/26 - 07/30/26	30	0.00	162,008.88	0.00	162,008.88	0.00	0.00	0.00	162,008.88	0.00
D	07/01/26 - 07/30/26	30	0.00	70,968.33	0.00	70,968.33	0.00	0.00	0.00	70,968.33	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	74,063.65	0.00	74,063.65	0.00	0.00	0.00	74,063.65	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	92,577.62	0.00	92,577.62	30,092.45	0.00	0.00	62,485.17	30,092.45
G-RR	07/01/26 - 07/30/26	30	19,939.82	37,027.94	0.00	37,027.94	37,027.94	0.00	0.00	0.00	57,045.25
NR-RR	07/01/26 - 07/30/26	30	1,793,592.46	122,308.06	0.00	122,308.06	122,308.06	0.00	0.00	0.00	1,922,870.82
Totals			1,813,532.28	2,672,711.47	0.00	2,672,711.47	189,428.45	0.00	0.00	2,483,283.02	2,010,008.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,483,283.02
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,845,937.19	Master Servicing Fee	4,304.32
Interest Reductions due to Nonrecoverability Determination	(82,513.34)	Certificate Administrator Fee	4,382.43
Interest Adjustments	(163,371.28)	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	296.11
ARD Interest	0.00	Operating Advisor Fee	656.79
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	130.74
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,600,052.57	Total Fees	9,770.39

Principal		Expenses/Reimbursements
Scheduled Principal	721,469.69	Reimbursement for Interest on Advances	195.96
Unscheduled Principal Collections		ASER Amount	(129,785.55)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,210.22
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,002.46
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	(285,866.59)	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	657,979.14
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	435,603.10	Total Expenses/Reimbursements	542,602.23

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,483,283.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,483,283.02
Total Funds Collected	3,035,655.67	Total Funds Distributed	3,035,655.64

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	687,740,033.79	687,740,033.79	Beginning Certificate Balance	687,740,033.79
(-) Scheduled Principal Collections	721,469.69	721,469.69	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	3,065,538.46
(-) Principal Adjustments (Cash)	(285,866.59)	(285,866.59)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	2,629,935.36	2,629,935.36	Current Period NRA¹	435,603.10
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	2,629,935.36
Ending Scheduled Collateral Balance	684,674,495.33	684,674,495.33	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	689,178,700.71	689,178,700.71	Ending Certificate Balance	684,674,495.33
Ending Actual Collateral Balance	685,856,506.17	685,856,506.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	435,603.10	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	435,603.10	0.00	Net WAC Rate	4.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	82,024,457.66	11.98%	16	5.2616	NAP	Defeased	10	82,024,457.66	11.98%	16	5.2616	NAP
	9,999,999 or less	18	115,503,225.32	16.87%	17	4.9363	1.969252	1.4999 or less	9	132,636,719.97	19.37%	9	5.0888	0.760248
10,000,000 to 19,999,999		11	167,757,591.65	24.50%	10	4.8983	1.407133	1.5000 to 1.7499	9	112,633,602.57	16.45%	17	4.4495	1.607775
20,000,000 to 29,999,999		3	75,621,024.32	11.04%	17	4.1145	2.073579	1.7500 to 1.9999	3	54,939,099.17	8.02%	17	4.8997	1.792169
30,000,000 to 49,999,999		5	192,179,279.73	28.07%	16	4.6285	2.121962	2.0000 to 2.9999	13	194,203,509.31	28.36%	17	4.6360	2.216691
	50,000,000 or greater	1	51,588,916.65	7.53%	19	5.1300	3.100000	3.0000 or greater	4	108,237,106.65	15.81%	16	4.7260	3.484624
	Totals	48	684,674,495.33	100.00%	15	4.8034	1.934199	Totals	48	684,674,495.33	100.00%	15	4.8034	1.934199
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	14	82,024,457.66	11.98%	16	5.2616	NAP
							Defeased	14	82,024,457.66	11.98%	16	5.2616	NAP
Arkansas	1	8,265,144.83	1.21%	20	5.1100	1.510000
							Industrial	12	47,656,922.39	6.96%	18	4.6514	2.793672
California	26	83,119,876.83	12.14%	17	4.4969	2.104690
							Lodging	10	132,227,223.67	19.31%	18	5.2567	2.133127
Colorado	1	9,630,517.72	1.41%	19	5.4100	0.360000
							Mixed Use	7	36,361,461.48	5.31%	15	4.5460	2.048845
Florida	4	99,530,726.21	14.54%	18	5.1186	2.450884
							Multi-Family	17	57,936,479.18	8.46%	13	4.5197	2.980444
Georgia	3	6,648,663.55	0.97%	17	4.8370	3.905341
							Office	24	200,913,148.42	29.34%	11	4.4497	1.578371
Illinois	1	5,000,000.00	0.73%	18	5.1400	1.600000
							Retail	15	127,554,803.28	18.63%	19	4.8549	1.635021
Indiana	4	6,120,821.37	0.89%	16	5.2777	2.592844
							Totals	99	684,674,495.33	100.00%	15	4.8034	1.934199
Kentucky	2	1,024,330.33	0.15%	10	5.0100	2.020000
Maryland	1	15,844,947.77	2.31%	19	4.8850	2.320000
Michigan	5	33,390,811.61	4.88%	18	4.6540	1.900511
Minnesota	1	1,212,752.35	0.18%	15	4.3690	2.140000
New Jersey	4	26,685,693.62	3.90%	17	4.7937	2.075459
New York	4	139,091,779.68	20.32%	16	4.5230	2.033601
North Carolina	1	8,652,940.95	1.26%	19	5.5100	2.040000
Ohio	12	58,679,833.63	8.57%	16	4.8336	1.713647
Pennsylvania	6	44,129,189.71	6.45%	(10)	4.4809	0.296337
South Carolina	1	8,841,045.55	1.29%	17	5.5150	0.530000
Tennessee	1	2,910,947.50	0.43%	15	4.3690	2.140000
Texas	4	21,910,967.25	3.20%	18	4.4859	3.159965
Virginia	1	4,293,312.76	0.63%	18	5.9600	2.640000
Washington, DC	1	16,300,000.00	2.38%	13	4.2200	2.120000
West Virginia	1	1,365,735.21	0.20%	15	4.3690	2.140000
Totals	99	684,674,495.33	100.00%	15	4.8034	1.934199

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	82,024,457.66	11.98%	16	5.2616	NAP	Defeased	10	82,024,457.66	11.98%	16	5.2616	NAP
	3.9999% or less	1	27,654,612.56	4.04%	16	3.6189	2.570000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	10	186,544,090.46	27.25%	14	4.2146	2.318087	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	9	150,353,887.04	21.96%	10	4.8363	1.637760	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	18	238,097,447.61	34.78%	18	5.2236	1.840841	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	684,674,495.33	100.00%	15	4.8034	1.934199	49 months or greater	38	602,650,037.67	88.02%	15	4.7410	1.971362
								Totals	48	684,674,495.33	100.00%	15	4.8034	1.934199
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	82,024,457.66	11.98%	16	5.2616	NAP	Defeased	10	82,024,457.66	11.98%	16	5.2616	NAP
	60 months or less	38	602,650,037.67	88.02%	15	4.7410	1.971362	Interest Only	14	242,644,015.46	35.44%	16	4.5980	2.026774
61 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	24	360,006,022.21	52.58%	14	4.8374	1.934014
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	684,674,495.33	100.00%	15	4.8034	1.934199	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	684,674,495.33	100.00%	15	4.8034	1.934199
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	82,024,457.66	11.98%	16	5.2616	NAP			No outstanding loans in this group
Underwriter's Information		1	14,882,762.85	2.17%	13	4.2016	1.490000
	12 months or less	37	587,767,274.82	85.85%	15	4.7547	1.983550
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	684,674,495.33	100.00%	15	4.8034	1.934199
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2A	30314417	Various Various		Various	Actual/360	4.369%	120,254.84	0.00	0.00	N/A	11/06/27	--	31,964,015.46	31,964,015.46	08/06/26
2A1	30314418	LO	Clearwater Beach	FL	Actual/360	5.130%	228,329.37	98,547.43	0.00	N/A	03/06/28	--	51,687,464.08	51,588,916.65	08/06/26
3AA1B	30314421	OF	New York	NY	Actual/360	4.096%	105,803.26	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	08/06/26
3AA2	30314422				Actual/360	4.096%	34,491.86	0.00	0.00	N/A	12/06/27	--	9,780,000.00	9,780,000.00	08/06/26
3AA3	30314423				Actual/360	4.096%	17,633.88	0.00	0.00	N/A	12/06/27	--	5,000,000.00	5,000,000.00	08/06/26
3AA4	30314424				Actual/360	4.096%	17,633.88	0.00	0.00	N/A	12/06/27	--	5,000,000.00	5,000,000.00	08/06/26
4A22	30314137	Various Various		CA	Actual/360	4.890%	186,440.94	61,230.69	0.00	N/A	02/06/28	--	44,276,494.96	44,215,264.27	08/06/26
5A1	30314425	RT	Bronx	NY	Actual/360	5.174%	200,492.50	0.00	0.00	N/A	04/05/28	--	45,000,000.00	45,000,000.00	08/05/26
6	30298842	MF	Tuckahoe	NY	Actual/360	4.340%	153,226.11	0.00	0.00	N/A	08/05/27	--	41,000,000.00	41,000,000.00	08/05/26
8A2	30314430	LO	Melbourne	FL	Actual/360	5.061%	64,817.69	27,076.81	0.00	N/A	12/05/27	--	14,872,981.59	14,845,904.78	08/05/26
8A3	30314431				Actual/360	5.061%	64,817.69	27,076.81	0.00	N/A	12/05/27	--	14,872,981.59	14,845,904.78	08/05/26
9A2	30314432	OF	Sunnyvale	CA	Actual/360	3.619%	86,332.82	49,240.32	0.00	N/A	12/06/27	--	27,703,852.88	27,654,612.56	08/06/26
10	30314433	RT	Brighton	MI	Actual/360	4.710%	102,608.10	51,605.89	0.00	N/A	03/06/28	--	25,298,895.50	25,247,289.61	08/06/26
12A2B	30314435	RT	Whitehall	PA	Actual/360	4.056%	79,534.19	52,644.40	0.00	N/A	11/01/27	--	22,771,766.55	22,719,122.15	08/01/26
14	30314437	OF	Robinson	PA	Actual/360	4.910%	0.00	0.00	0.00	N/A	02/06/23	--	19,515,670.57	19,515,670.57	10/06/23
16	30314439	OF	Baltimore	MD	Actual/360	4.885%	66,784.70	31,496.05	0.00	N/A	03/06/28	--	15,876,443.82	15,844,947.77	08/06/26
17	30314440	RT	West Palm Beach	FL	Actual/360	5.180%	81,405.14	0.00	0.00	N/A	04/06/28	--	18,250,000.00	18,250,000.00	08/06/26
18	30299373	OF	Fairlawn	OH	Actual/360	4.690%	69,867.97	0.00	0.00	01/05/28	01/05/38	--	17,300,000.00	17,300,000.00	08/05/26
19A2	30314441	OF	Cincinnati	OH	Actual/360	4.202%	53,951.58	29,210.51	0.00	N/A	09/05/27	--	14,911,973.36	14,882,762.85	12/05/25
20	30298811	MU	Washington	DC	Actual/360	4.220%	59,232.39	0.00	0.00	N/A	09/05/27	--	16,300,000.00	16,300,000.00	08/05/26
21	30314442	LO	Beavercreek	OH	Actual/360	5.565%	66,883.72	24,744.77	0.00	N/A	03/06/28	--	13,957,127.78	13,932,383.01	08/06/26
23	30314444	LO	Broomfield	CO	Actual/360	5.410%	(107,586.34)	(285,866.59)	(285,866.59)	N/A	03/06/28	--	11,974,586.49	9,630,517.72	08/06/26
24	30314445	RT	Normal	IL	Actual/360	5.190%	59,775.10	0.00	0.00	N/A	02/06/27	--	13,375,000.00	13,375,000.00	08/06/26
25	30314446	RT	Pittsburgh	PA	Actual/360	4.650%	42,790.30	22,179.94	0.00	N/A	02/06/28	--	10,686,442.16	10,664,262.22	08/06/26
26	30314447	LO	Secaucus	NJ	Actual/360	5.210%	48,498.92	20,217.18	0.00	N/A	04/06/28	--	10,810,235.07	10,790,017.89	08/06/26
27	30314448	MF	Flagstaff	AZ	Actual/360	4.885%	52,581.60	0.00	0.00	N/A	04/06/28	--	12,500,000.00	12,500,000.00	08/06/26
28	30314449	IN	Springfield	NJ	Actual/360	5.200%	46,926.38	16,907.76	0.00	N/A	03/06/28	--	10,479,835.67	10,462,927.91	08/06/26
29	30314450	OF	Los Angeles	CA	Actual/360	5.110%	49,503.13	0.00	0.00	N/A	02/06/28	--	11,250,000.00	11,250,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	30314455	IN	Austin	TX	Actual/360	4.170%	35,607.36	17,992.10	0.00	N/A	02/06/28	--	9,916,182.10	9,898,190.00	08/06/26
32	30314456	LO	Myrtle Beach	SC	Actual/360	5.515%	42,107.66	25,540.54	0.00	N/A	01/06/28	--	8,866,586.09	8,841,045.55	08/06/26
33	30314457	IN	Glenwillow	OH	Actual/360	4.950%	36,829.07	20,914.40	0.00	03/06/28	02/06/33	--	8,640,249.99	8,619,335.59	08/06/26
34	30314458	LO	Ormond Beach	FL	Actual/360	5.684%	43,403.71	15,404.06	0.00	N/A	03/05/28	--	8,867,752.82	8,852,348.76	08/05/26
35A3	30314459	MF	Various	Various	Actual/360	5.010%	21,794.03	10,451.94	0.00	N/A	06/06/27	--	5,051,735.34	5,041,283.40	08/06/26
35A6	30314460				Actual/360	5.010%	14,529.35	6,967.97	0.00	N/A	06/06/27	--	3,367,822.73	3,360,854.76	08/06/26
36	30314461	OF	Charlotte	NC	Actual/360	5.510%	41,123.64	14,296.98	0.00	N/A	03/06/28	--	8,667,237.93	8,652,940.95	08/06/26
37	30314462	IN	Jonesboro	AR	Actual/360	5.110%	36,438.21	15,743.97	0.00	N/A	04/06/28	--	8,280,888.80	8,265,144.83	08/06/26
38	30299455	MF	San Antonio	TX	Actual/360	4.900%	36,059.57	11,705.83	0.00	N/A	03/05/28	--	8,546,046.10	8,534,340.27	08/05/26
39	30314463	Various Various		Various	Actual/360	5.360%	33,568.46	10,763.13	0.00	N/A	12/05/27	--	7,272,896.83	7,262,133.70	08/05/26
41	30314464	LO	Grand Prairie	TX	Actual/360	6.200%	31,167.89	9,255.06	0.00	N/A	03/05/28	--	5,837,898.05	5,828,642.99	08/05/26
43	30314466	OF	Neptune	NJ	Actual/360	4.793%	22,025.24	9,429.30	0.00	N/A	12/05/27	--	5,336,468.26	5,327,038.96	08/05/26
45	30314468	IN	Alpharetta	GA	Actual/360	4.810%	23,816.18	0.00	0.00	N/A	02/06/28	--	5,750,000.00	5,750,000.00	08/06/26
46	30314469	MF	Irving	TX	Actual/360	5.340%	21,944.47	8,734.05	0.00	N/A	04/06/28	--	4,772,266.38	4,763,532.33	08/06/26
47	30314470	LO	Hopewell	VA	Actual/360	5.960%	22,094.12	11,667.64	0.00	N/A	02/06/28	--	4,304,980.40	4,293,312.76	08/06/26
49	30314472	MU	Chicago	IL	Actual/360	5.140%	22,130.56	0.00	0.00	N/A	02/06/28	--	5,000,000.00	5,000,000.00	08/06/26
50	30299208	LO	Hemet	CA	Actual/360	5.610%	18,300.93	10,870.74	0.00	N/A	12/05/27	--	3,788,359.04	3,777,488.30	08/05/26
52	30297570	LO	Schiller Park	IL	Actual/360	5.530%	21,610.28	0.00	0.00	N/A	01/05/27	--	4,538,121.45	4,538,121.45	08/05/26
54	30314475	LO	Fort Wayne	IN	Actual/360	5.770%	17,234.99	9,553.42	0.00	N/A	02/06/28	--	3,468,773.95	3,459,220.53	08/06/26
56	30298972	RT	Philadelphia	PA	Actual/360	5.790%	5,235.13	0.00	0.00	N/A	11/05/27	--	1,050,000.00	1,050,000.00	08/05/26
Totals							2,600,052.57	435,603.10	(285,866.59)				687,740,033.79	684,674,495.33
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2A	16,265,908.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	20,967,735.93	7,362,244.82	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA1B	14,513,775.00	13,846,998.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA2	14,513,775.00	13,846,998.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA3	14,513,775.00	13,846,998.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA4	14,513,775.00	13,846,998.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A22	32,130,630.41	8,143,341.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	5,080,804.94	1,202,784.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,371,270.59	1,588,790.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	8,561,375.02	7,577,866.44	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	8,561,375.02	7,577,866.44	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	24,041,517.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,776,958.09	935,562.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2B	22,296,577.44	5,261,694.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	437,771.29	(70,680.78)	04/01/25	03/31/26	05/11/26	12,934,528.52	786,249.18	(259.30)	2,484,399.15	247,744.75	0.00
16	2,777,567.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,137,497.46	527,919.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,788,227.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	0.00	0.00	--	--	04/13/26	6,272,140.44	149,320.41	60,298.33	515,947.77	0.00	0.00
20	1,551,009.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,737,434.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	517,800.94	0.00	--	--	08/11/26	37,472.75	0.00	899,208.84	899,208.84	0.00	435,603.10
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,809,783.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	614,711.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	3,407,213.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,744,000.89	132,848.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,217,585.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35A3	15,622,012.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35A6	15,622,012.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,360,215.93	361,049.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,111,611.49	1,108,947.62	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	894,834.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	887,262.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,147,741.35	1,227,895.92	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1,174,931.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	400,897.72	447,321.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	512,355.94	265,938.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	115,965.60	17,955.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	263,699,696.68	99,057,339.58				19,244,141.71	935,569.59	959,247.86	3,899,555.76	247,744.75	435,603.10

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	14,882,762.85	3	31,815,936.65	0	0.00	1	9,630,517.72	0	0.00	0	0.00	4.803377%	4.786835%	15
07/17/26	0	0.00	0	0.00	2	26,886,559.85	3	31,851,030.61	0	0.00	0	0.00	1	9,391,717.91	1	3,948,957.98	4.805536%	4.788896%	16
06/17/26	0	0.00	0	0.00	2	26,939,387.86	3	31,887,867.41	0	0.00	0	0.00	1	2,770,654.41	0	0.00	4.804458%	4.787841%	17
05/15/26	1	16,300,000.00	0	0.00	2	26,988,256.44	3	31,922,617.12	0	0.00	0	0.00	0	0.00	0	0.00	4.802858%	4.786247%	18
04/17/26	0	0.00	0	0.00	2	27,040,652.80	3	31,959,122.32	0	0.00	0	0.00	0	0.00	0	0.00	4.802983%	4.786372%	19
03/17/26	0	0.00	1	15,031,432.90	1	12,057,644.40	4	31,993,531.01	0	0.00	0	0.00	0	0.00	1	7,783,359.77	4.803094%	4.786484%	20
02/18/26	1	15,065,867.36	0	0.00	1	12,082,694.06	4	43,033,574.91	0	0.00	0	0.00	0	0.00	0	0.00	4.801725%	4.785133%	21
01/16/26	1	16,073,381.63	0	0.00	1	12,102,205.54	4	43,101,862.81	0	0.00	0	0.00	0	0.00	0	0.00	4.801839%	4.785247%	22
12/17/25	0	0.00	0	0.00	2	27,244,253.36	4	43,169,843.61	0	0.00	0	0.00	0	0.00	0	0.00	4.801951%	4.785360%	23
11/18/25	0	0.00	1	15,152,789.20	1	12,142,773.83	4	43,242,132.74	0	0.00	0	0.00	3	11,087,194.65	0	0.00	4.802076%	4.785486%	24
10/20/25	1	15,180,862.83	0	0.00	1	12,162,006.72	4	43,309,482.93	0	0.00	0	0.00	0	0.00	0	0.00	4.795640%	4.779068%	25
09/17/25	2	19,865,589.07	0	0.00	2	27,393,760.68	4	43,381,164.47	0	0.00	0	0.00	0	0.00	0	0.00	4.795769%	4.779197%	26
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	30314437	10/06/23	33	5	(259.30)	2,484,399.15	2,295,061.08	20,457,817.45	11/23/22	98		03/31/23
19A2	30314441	12/05/25	7	6	60,298.33	515,947.77	0.00	15,122,626.81	06/16/23	2
Totals					60,039.02	3,000,346.92	2,295,061.08	35,580,444.26
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		19,515,671	0	0		19,515,671
0 - 6 Months		17,913,121	17,913,121	0		0
7 - 12 Months		49,402,138	49,402,138	0		0
13 - 24 Months		571,924,230	544,741,201	14,882,763		12,300,266
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		25,919,336	25,919,336	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	684,674,495	650,276,062	0	0	34,398,433	0
Jul-26	687,740,034	641,337,803	0	0	46,402,230	0
Jun-26	701,880,559	655,425,501	0	0	46,455,058	0
May-26	705,393,155	642,589,228	16,300,000	0	46,503,927	0
Apr-26	706,186,684	659,630,360	0	0	46,556,323	0
Mar-26	706,922,121	660,317,373	0	15,031,433	31,573,315	0
Feb-26	718,819,303	661,155,071	15,065,867	0	31,598,365	11,000,000
Jan-26	719,582,056	660,856,563	16,073,382	0	31,652,112	11,000,000
Dec-25	720,341,582	673,513,331	0	0	46,828,251	0
Nov-25	721,155,815	663,239,642	0	15,152,789	31,763,384	11,000,000
Oct-25	732,995,845	674,998,571	15,180,863	0	31,816,411	11,000,000
Sep-25	733,803,631	655,853,551	19,865,589	0	47,084,490	11,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	30314437	19,515,670.57	20,457,817.45	13,900,000.00	--	(1,141,135.78)	(1.51000)	03/31/26	02/06/23	259
19A2	30314441	14,882,762.85	15,122,626.81	28,600,000.00	07/15/25	5,541,921.51	1.49000	--	09/05/27	252
23	30314444	9,630,517.72	9,630,517.72	9,800,000.00	06/26/26	327,572.06	0.36000	12/31/25	03/06/28	259
Totals		44,028,951.14	45,210,961.98	52,300,000.00		4,728,357.79

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	30314437	OF	PA	11/23/22	98

8/11/2026 - The loan transferred to special servicing on 9/23/2022 and Borrower failed to payoff the loan on the 2/6/2023 Maturity Date. A receiver was appointed in April 2023. Receiver implemented a defensive leasing strategy along with property improvem ents to retain key tenants with pending lease expiration dates. Receiver executed extension with NVR for 6 years and 36k SF. On 9/24/25, the receiver executed a lease amendment with AIRES. AIRES occupies 100% of the

NRA (58,781 SF) of PCW 6 and had a leas e expiration date of 7/31/2029 and an early termination date of 4/30/2026. The AIRES amendment preserves the long term occupancy of the tenant within 45,000 SF of the property and extends the lease term through 10/31/2036. A new local leasing team was ret ained by the receiver intended to drive additional leasing within the collateral properties. The new leasing team is targeting users with space requirements > 50k SF that could fully occupy Building 8 (60,604 SF).
19A2	30314441	OF	OH	06/16/23	2

8/7/2026 - The loan transferred to the Special Servicer on 6/16/23. The loan is secured by an office property in Cincinnati, OH and the capital stack includes a mezzanine loan. Lender has engaged counsel and will dual track foreclosure with workout discus sions. Foreclosure was filed. Receiver was appointed, who has the authority to market and sell the property. Discussions are ongoing with a bidder for a sale/assumption and modification of the loan.

23	30314444	LO	CO	04/08/25	9

8/11/2026 - The Loan was transferred to Special Servicing effective April 8, 2025. The loan is past due for the June 2025 payment. At ASC''s direction, counsel issued a default & acceleration letter. A receiver was appointed in May 2025 and subsequently e ngaged a broker to market the asset. In April 2026, the receiver entered into a contract to sell the property to a prospective buyer. The court has approved the sale. SS and buyer are finalizing the loan assumption documents pursuant to terms approved by the lender. Additionally, the franchisor and buyer are finalizing the franchise agreement.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A1	30314418	57,957,488.56	5.13000%	57,886,638.97	5.13000%	8	09/16/20	09/16/20	10/02/20
4A22	30314137	0.00	4.89000%	0.00	4.89000%	8	12/08/23	12/08/23	01/11/24
5A1	30314425	45,000,000.00	5.17400%	45,000,000.00	5.17400%	10	10/22/20	10/22/20	10/30/20
21	30314442	0.00	5.56500%	15,448,367.69	5.56500%	10	12/04/20	12/04/20	12/23/20
23	30314444	0.00	5.41000%	0.00	5.41000%	8	07/02/26	07/02/26	07/27/26
26	30314447	0.00	5.21000%	0.00	5.21000%	10	01/25/21	06/06/20	02/11/21
32	30314456	0.00	5.51500%	0.00	5.51500%	8	03/26/21	03/26/21	04/20/21
40	30299620	7,300,335.00	5.17000%	7,248,203.00	5.17000%	10	12/09/20	12/09/20	01/07/21
48	30314471	0.00	5.74000%	0.00	5.74000%	10	01/28/21	01/28/21	02/11/21
52	30297570	0.00	5.53000%	0.00	5.53000%	10	04/05/21	04/05/21	04/06/21
54	30314475	0.00	5.77000%	0.00	5.77000%	8	01/21/21	01/21/21	02/24/21
Totals		110,257,823.56		125,583,209.66
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30314434	03/15/24	22,085,165.67	77,000,000.00	22,237,767.44	372,192.67	22,237,767.44	21,865,574.77	219,590.90	0.00	1,821.16	217,769.74	0.77%
13	30314436	04/18/22	26,000,000.00	29,100,000.00	22,370,544.10	3,327,580.81	22,062,755.55	18,735,174.74	7,264,825.26	0.00	37,455.30	7,227,369.96	27.79%
30A1	30314452	03/17/26	11,000,000.00	25,300,000.00	30,133,570.74	877,092.49	8,660,452.26	7,783,359.77	3,216,640.23	0.00	(38,026.26)	3,254,666.49	29.58%
40	30299620	11/18/24	6,277,020.06	12,000,000.00	6,824,234.19	1,363,735.44	6,824,234.19	5,460,498.75	816,521.31	0.00	816,521.31	0.00	0.00%
44	30314467	04/17/23	5,534,436.01	9,390,000.00	5,798,563.74	678,846.24	5,798,563.74	5,119,717.50	414,718.51	0.00	173,322.92	241,395.59	4.18%
51	30314473	04/17/23	4,455,121.58	8,390,000.00	4,639,275.07	606,911.18	4,639,275.07	4,032,363.89	422,757.69	0.00	121,406.70	301,350.99	6.50%
55	30314476	04/17/23	2,787,944.25	4,190,000.00	2,884,970.09	252,690.42	2,884,970.09	2,632,279.67	155,664.58	0.00	(9,353.32)	165,017.90	5.64%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			78,139,687.57	165,370,000.00	94,888,925.37	7,479,049.25	73,108,018.34	65,628,969.09	12,510,718.48	0.00	1,103,147.81	11,407,570.67

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/26	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	30314434	07/17/25	0.00	0.00	217,769.74	0.00	0.00	2,500.00	0.00	0.00	217,769.74
		10/18/24	0.00	0.00	215,269.74	0.00	0.00	(4,321.16)	0.00	0.00
		03/15/24	0.00	0.00	219,590.90	0.00	0.00	219,590.90	0.00	0.00
13	30314436	01/18/23	0.00	0.00	7,227,369.96	0.00	0.00	(37,455.30)	0.00	0.00	7,227,369.96
		04/18/22	0.00	0.00	7,264,825.26	0.00	0.00	7,264,825.26	0.00	0.00
30A1	30314452	07/17/26	0.00	0.00	3,254,666.49	0.00	0.00	40,075.50	0.00	0.00	3,254,666.49
		06/17/26	0.00	0.00	3,214,590.99	0.00	0.00	(2,049.24)	0.00	0.00
		03/17/26	0.00	0.00	3,216,640.23	0.00	0.00	3,216,640.23	0.00	0.00
40	30299620	03/17/25	0.00	0.00	0.00	0.00	0.00	(816,521.31)	0.00	0.00	0.00
		11/18/24	0.00	0.00	816,521.31	0.00	0.00	816,521.31	0.00	0.00
44	30314467	09/17/24	0.00	0.00	241,395.59	0.00	0.00	(15,361.14)	0.00	0.00	241,395.59
		12/15/23	0.00	0.00	256,756.73	0.00	0.00	(157,961.78)	0.00	0.00
		04/17/23	0.00	0.00	414,718.51	0.00	0.00	414,718.51	0.00	0.00
51	30314473	12/17/24	0.00	0.00	301,350.99	0.00	0.00	(2,136.71)	0.00	0.00	301,350.99
		10/18/24	0.00	0.00	303,487.70	0.00	0.00	(1,196.88)	0.00	0.00
		01/18/24	0.00	0.00	304,684.58	0.00	0.00	(118,073.11)	0.00	0.00
		04/17/23	0.00	0.00	422,757.69	0.00	0.00	422,757.69	0.00	0.00
55	30314476	08/17/23	0.00	0.00	165,017.90	0.00	0.00	3,242.50	0.00	0.00	165,017.90
		06/16/23	0.00	0.00	161,775.40	0.00	0.00	6,110.82	0.00	0.00
		04/17/23	0.00	0.00	155,664.58	0.00	0.00	155,664.58	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	11,407,570.67	0.00	0.00	11,407,570.67	0.00	0.00	11,407,570.67

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A1	0.00	0.00	0.00	0.00	1,002.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	82,513.34	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	328.92	0.00	0.00	0.00
19A2	0.00	0.00	3,210.22	0.00	0.00	22,665.63	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	5,000.00	0.00	0.00	(152,451.18)	0.00	0.00	0.00	222,376.04	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	94.78	0.00	0.00	0.00
45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(227.74)	0.00	0.00	0.00
Total	0.00	0.00	13,210.22	0.00	1,002.46	(129,785.55)	0.00	82,513.34	195.96	222,376.04	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		189,512.47

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2018-CX11 Commercial Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special

Servicer Fees would be disclosed here.

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